Segments, Customers And Geographic Information (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 371,112	$ 361,772	$ 446,651
Long-loved assets	33,138	35,245	33,642
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	40,353	35,584	40,496
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,537	62,914	97,133
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,953	73,735	58,212
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,095	40,731	70,704
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	92,066	26,646	54,358
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,107	122,162	125,748
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	29,418	30,759	27,837
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-loved assets	$ 3,720	$ 4,486	$ 5,805